Material Accounting Policy Information - Schedule of Impact on the Statement of Income (loss) (Details) - CAD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Schedule of Impact on the Statement of Income (loss) [Abstract]
Amortization	$ (8,500)	$ (17,100)